FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Carrying amount	Rp 64,189	Rp 56,772
Contractual cash flow	(79,110)	(72,718)
Trade and other payables
FINANCIAL RISK MANAGEMENT
Carrying amount	15,791	13,690
Contractual cash flow	(15,791)	(13,690)
Accrued expenses
FINANCIAL RISK MANAGEMENT
Carrying amount	12,630	11,283
Contractual cash flow	(12,630)	(11,283)
Two-step loans
FINANCIAL RISK MANAGEMENT
Carrying amount	1,098	1,292
Contractual cash flow	(1,247)	(1,487)
Bonds and notes
FINANCIAL RISK MANAGEMENT
Carrying amount	8,982	9,323
Contractual cash flow	(18,278)	(19,670)
Bank loans
FINANCIAL RISK MANAGEMENT
Carrying amount	20,293	16,477
Contractual cash flow	(24,365)	(20,421)
Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Carrying amount	3,804	4,010
Contractual cash flow	(4,685)	(5,160)
Other borrowings
FINANCIAL RISK MANAGEMENT
Carrying amount	1,295	697
Contractual cash flow	(1,759)	(1,007)
Other liabilities
FINANCIAL RISK MANAGEMENT
Carrying amount	296
Contractual cash flow	(355)
Less than one year
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(38,642)	(33,143)
Less than one year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,791)	(13,690)
Less than one year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(12,630)	(11,283)
Less than one year | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(251)	(279)
Less than one year | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(929)	(969)
Less than one year | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,721)	(5,875)
Less than one year | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,083)	(987)
Less than one year | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(220)	(60)
Less than one year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(17)
1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,514)	(7,856)
1-2 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(223)	(244)
1-2 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(929)	(967)
1-2 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(5,056)	(5,635)
1-2 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(969)	(892)
1-2 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(303)	(118)
1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(34)
2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(8,252)	(5,266)
2-3 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(215)	(216)
2-3 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,873)	(1,187)
2-3 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,979)	(2,883)
2-3 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(866)	(816)
2-3 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(285)	(164)
2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(34)
3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,736)	(6,698)
3-4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(190)	(209)
3-4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(726)	(3,000)
3-4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,641)	(2,565)
3-4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(778)	(771)
3-4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(266)	(153)
3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(135)
After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(19,966)	(19,755)
After 4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(368)	(539)
After 4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(12,821)	(13,547)
After 4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,968)	(3,463)
After 4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(989)	(1,694)
After 4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(685)	Rp (512)
After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	Rp (135)